Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Total	$ 12,875	$ 12,355
Within 1 year
Disclosure of contingent liabilities [line items]
Total	3,573	3,160
Between 1 and 2 years
Disclosure of contingent liabilities [line items]
Total	1,599	1,461
Between 2 and 3 years
Disclosure of contingent liabilities [line items]
Total	1,479	1,364
Between 3 and 4 years
Disclosure of contingent liabilities [line items]
Total	803	851
Between 4 and 5 years
Disclosure of contingent liabilities [line items]
Total	621	614
After 5 years
Disclosure of contingent liabilities [line items]
Total	$ 4,800	$ 4,905